EARNINGS PER SHARE (Schedule of Computation of Basic and Diluted Net Earnings Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income (loss) attributable to ordinary shares – basic and diluted	$ (7,933)	$ 12,614	$ 114,963
Denominator:
Number of ordinary shares outstanding during the year	42,098,471	47,281,588	47,128,232
Weighted average effect of dilutive securities:
Employee options and restricted share units	0	2,274,189	2,945,753
Diluted number of ordinary shares outstanding	42,098,471	49,555,777	50,073,985
Basic net earnings (loss) per ordinary share	$ (0.19)	$ 0.27	$ 2.44
Diluted net earnings (loss) per ordinary share	$ (0.19)	$ 0.25	$ 2.3
Potential ordinary shares equivalents excluded because their effect would have been anti-dilutive	1,054,840	958,583	0